Significant Accounting Policies - Option Pricing Model (Details)	1 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Changes in fair value of warrant liability	$ 0
Expected term of warrants	1 year 1 month 6 days
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		60.00	65.00
Risk-Free Interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.09	0.10
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		4.68	4.68	4.68
Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of warrants	1 year 1 month 6 days	1 year